Issued Share Capital - Additional Information (Details) kr / shares in Units, € in Thousands, kr in Thousands				12 Months Ended
	May 30, 2025 EUR (€) shares	May 30, 2025 kr / shares kr / shares	Jun. 26, 2024 shares	Dec. 31, 2025 EUR (€) shares	Dec. 31, 2024 EUR (€) shares	Dec. 31, 2023 EUR (€) shares	Dec. 31, 2025 DKK (kr) kr / shares shares	Dec. 31, 2022 EUR (€) shares
Issued share capital
Number of share capital issued (in shares)				350,957,583			350,957,583
Par value per share (in DKK per share) | kr / shares		kr 1					kr 1
Shares repurchased (in shares)			215,000
Average price per share (in NOK per share) | kr / shares		kr 49.90
Repurchase of treasury shares | €	€ 1,700			€ 1,716	€ 1,283	€ 0
Number of shares in entity held by entity (in shares)				89,992			89,992
Share capital
Issued share capital
Share capital issued				€ 47,144		€ 41,838	kr 350,958	€ 26,575
Number of share capital issued (in shares)				350,957,000	350,957,000	311,409,000	350,957,000	197,600,000
Capital Increase May 2025
Issued share capital
Shares repurchased (in shares)	395,200